SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Discovery All Cap Growth Fund
Allspring Discovery Large Cap Growth Fund
Allspring Growth Fund
Allspring Large Cap Growth Fund
Allspring Premier Large Company Growth Fund
(each a “Fund”, together the “Funds”)

Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as portfolio manager of the Funds until July 26, 2024. After that date, all references to Thomas C. Ognar, CFA in the Funds’ prospectuses and statement of additional information are hereby removed.

Effective immediately, Robert Gruendyke, CFA, is added as a portfolio manager for the following Funds: Discovery All Cap Growth Fund and Discovery Large Cap Growth Fund.

Effective immediately, Michael T. Smith, CFA and Christopher J. Warner, CFA are added as portfolio managers for the following funds: Growth Fund, Large Cap Growth Fund and Premier Large Company Growth Fund.

Effective on or around July 26, 2024, David Nazaret, CFA is removed as a portfolio manager to following Funds: Growth Fund, Large Cap Growth Fund and Premier Large Company Growth Fund. On or around July 26, 2024, all references to David Nazaret, CFA, as a portfolio manager for these Funds in the Funds’ Prospectuses and Statement of Additional Information are hereby removed.

I. Prospectus Effective immediately, In the section entitled “Fund Summary – Fund Management” for these Funds, the Fund Management tables are replaced with the following:

Fund	Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Discovery All Cap Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016 Robert Gruendyke, CFA, Portfolio Manager / 2024
Discovery Large Cap Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016 Robert Gruendyke, CFA, Portfolio Manager / 2024
Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Robert Gruendyke, CFA, Portfolio Manager / 2020
David Nazaret, CFA, Portfolio Manager / 2023
Thomas C. Ognar, CFA, Portfolio Manager / 2002[1]
Michael T. Smith, CFA, Portfolio Manager / 2024
Christopher J. Warner, CFA, Portfolio Manager / 2024

Fund	Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Large Cap Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Robert Gruendyke, CFA, Portfolio Manager / 2020
David Nazaret, CFA, Portfolio Manager / 2023
Thomas C. Ognar, CFA, Portfolio Manager / 2002[1]
Michael T. Smith, CFA, Portfolio Manager / 2024
Christopher J. Warner, CFA, Portfolio Manager / 2024

Premier Large Company Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Robert Gruendyke, CFA, Portfolio Manager / 2020
David Nazaret, CFA, Portfolio Manager / 2023
Thomas C. Ognar, CFA, Portfolio Manager / 2002[1]
Michael T. Smith, CFA, Portfolio Manager / 2024
Christopher J. Warner, CFA, Portfolio Manager / 2024

1.	Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as a portfolio manager of the Fund until July 26, 2024. After July 26, 2024, all references to Thomas C. Ognar, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the tables for these Funds, are amended to include the following:

Robert Gruendyke, CFA Discovery All Cap Growth Fund Discovery Large Cap Growth Fund Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Allspring Investments or one of its predecessor firms in 2008, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.
Michael T. Smith, CFA Discovery All Cap Growth Fund Discovery Large Cap Growth Fund Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager for the Discovery Growth Equity team.
Christopher J. Warner, CFA Discovery All Cap Growth Fund Discovery Large Cap Growth Fund Growth Fund Large Cap Growth Fund Premier Large Company Growth FUnd	Mr. Warner joined Allspring Investments or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.

II. Statement of Additional Information Effective immediately, in the sections entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information for these Funds:

Fund	Sub-Adviser	Portfolio Managers
Discovery All Cap Growth Fund	Allspring Investments	Michael T. Smith, CFA Christopher J. Warner, CFA Robert Gruendyke, CFA

Fund	Sub-Adviser	Portfolio Managers
Discovery Large Cap Growth Fund	Allspring Investments	Michael T. Smith, CFA Christopher J. Warner, CFA Robert Gruendyke, CFA
Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Thomas C. Ognar, CFA[1] Michael T. Smith, CFA Christopher J. Warner, CFA
Large Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Thomas C. Ognar, CFA[1] Michael T. Smith, CFA Christopher J. Warner, CFA
Premier Large Company Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Thomas C. Ognar, CFA[1] Michael T. Smith, CFA Christopher J. Warner, CFA
1.	Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as a portfolio manager of the Fund until July 26, 2024. After July 26, 2024, all references to Thomas C. Ognar, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$7.27 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.01 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	34
	Total Assets Managed	$851 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Robert Gruendyke, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.

Michael T. Smith, CFA[1]	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$4.14 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$850 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	28

Total Assets Managed	$2.03 billion
Number of Accounts Subject to Performance Fee	1
Assets of Accounts Subject to Performance Fee	$80 million
1.	Michael T. Smith, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Michael T. Smith, CFA was not a portfolio manager of the Fund.

Christopher J. Warner, CFA[1]	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$4.14 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$850 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	28
	Total Assets Managed	$2.03 billion
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$80 million
1.	Christopher J. Warner, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Christopher J. Warner, CFA was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
Robert Gruendyke, CFA[2]	Discovery All Cap Growth Fund Discovery Large Cap Growth Fund	$0 $0
Michael T. Smith, CFA[3]	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	$0 $0 $0
Christopher J. Warner, CFA[4]	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	$0 $0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Robert Gruendyke, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.
3.	Michael T. Smith, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Michael T. Smith, CFA was not a portfolio manager of the Fund.
4.	Christopher J. Warner, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of July 31, 2023, at which time Christopher J. Warner, CFA was not a portfolio manager of the Fund.

May 31, 2024	SUP0419 05-24